FPA NEW INCOME, INC.

Portfolio of investments

June 30, 2020

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.3%
PHI Group, Inc.(a)(b)(c)(f)	1,203,928	$7,825,532
PHI Group, Inc., Restricted(a)(b)(c)(f)	2,602,492	16,916,198

		$24,741,730

INDUSTRIALS — 0.0%
Boart Longyear Ltd.(c)	874,320	$223,246

TOTAL COMMON STOCKS — 0.3% (Cost $31,764,951)		$24,964,976

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
AGENCY — 1.4%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$13,915,310	$14,395,106
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	5,758,105	5,982,444
Government National Mortgage Association 2014-175 IO — 0.758% 4/16/2056(d)	170,462,510	6,972,087
Government National Mortgage Association 2014-169 A — 2.600% 11/16/2042	2,442,758	2,471,730
Government National Mortgage Association 2015-21 A — 2.600% 11/16/2042	4,247,470	4,300,709
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	10,107,583	10,247,857
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	64,680,630	66,683,155
Government National Mortgage Association 2010-148 AC — 7.000% 12/16/2050(d)	20,345	20,744

		$111,073,832

AGENCY STRIPPED — 2.4%
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(d)	$7,649,116	$25,990
Government National Mortgage Association 2012-125 IO — 0.294% 2/16/2053(d)	64,875,304	878,697
Government National Mortgage Association 2012-25 IO — 0.308% 8/16/2052(d)	60,452,368	626,075
Government National Mortgage Association 2014-157 IO — 0.506% 5/16/2055(d)	102,295,759	2,786,925
Government National Mortgage Association 2015-41 IO — 0.557% 9/16/2056(d)	28,405,278	994,443
Government National Mortgage Association 2013-45 IO — 0.567% 12/16/2053(d)	62,000,905	943,127
Government National Mortgage Association 2012-58 IO — 0.623% 2/16/2053(d)	136,903,343	1,770,831
Government National Mortgage Association 2012-79 IO — 0.624% 3/16/2053(d)	106,050,913	1,940,679
Government National Mortgage Association 2013-125 IO — 0.633% 10/16/2054(d)	17,701,350	387,245
Government National Mortgage Association 2012-150 IO — 0.678% 11/16/2052(d)	60,158,269	1,459,283
Government National Mortgage Association 2014-110 IO — 0.679% 1/16/2057(d)	60,516,321	2,377,735
Government National Mortgage Association 2015-86 IO — 0.688% 5/16/2052(d)	60,268,564	2,276,802
Government National Mortgage Association 2014-135 IO — 0.711% 1/16/2056(d)	217,712,101	7,694,773
Government National Mortgage Association 2014-77 IO — 0.712% 12/16/2047(d)	40,559,328	1,199,639
Government National Mortgage Association 2014-138 IO — 0.721% 4/16/2056(d)	25,149,209	969,530
Government National Mortgage Association 2015-19 IO — 0.731% 1/16/2057(d)	85,340,933	3,713,722
Government National Mortgage Association 2015-7 IO — 0.734% 1/16/2057(d)	51,460,485	2,219,557
Government National Mortgage Association 2014-164 IO — 0.744% 1/16/2056(d)	209,922,544	7,521,168
Government National Mortgage Association 2014-153 IO — 0.750% 4/16/2056(d)	144,915,076	5,311,500
Government National Mortgage Association 2014-187 IO — 0.751% 5/16/2056(d)	119,289,826	4,869,768
Government National Mortgage Association 2015-101 IO — 0.762% 3/16/2052(d)	113,769,693	4,643,988
Government National Mortgage Association 2012-114 IO — 0.772% 1/16/2053(d)	38,161,399	1,002,423
Government National Mortgage Association 2015-47 IO — 0.796% 10/16/2056(d)	137,972,415	6,106,480

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2015-114 IO — 0.818% 3/15/2057(d)	$122,589,022	$4,952,327
Government National Mortgage Association 2015-108 IO — 0.831% 10/16/2056(d)	27,242,237	1,209,008
Government National Mortgage Association 2015-128 IO — 0.880% 12/16/2056(d)	172,384,861	7,965,456
Government National Mortgage Association 2015-150 IO — 0.882% 9/16/2057(d)	178,253,029	9,474,523
Government National Mortgage Association 2015-160 IO — 0.886% 1/16/2056(d)	211,479,436	9,806,936
Government National Mortgage Association 2015-169 IO — 0.907% 7/16/2057(d)	196,939,637	10,260,535
Government National Mortgage Association 2016-65 IO — 0.972% 1/16/2058(d)	156,410,133	9,237,786
Government National Mortgage Association 2016-125 IO — 0.985% 12/16/2057(d)	115,903,306	6,767,582
Government National Mortgage Association 2016-106 IO — 1.010% 9/16/2058(d)	224,629,820	14,162,191
Government National Mortgage Association 2020-42 IO — 1.056% 3/16/2062(d)	211,544,284	18,700,367
Government National Mortgage Association 2020-75, VRN — 1.165% 2/16/2062(d)	183,627,563	16,298,691
Government National Mortgage Association 2020-71, VRN — 1.205% 1/16/2062(d)	92,431,561	8,488,462
Government National Mortgage Association 2020-43, VRN — 1.368% 11/16/2061(d)	76,503,620	7,419,612

		$186,463,856

NON-AGENCY — 6.2%
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(d)	$2,040,774	$2,044,633
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	4,148,778	4,227,703
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.190% 10/12/2050	18,524,000	19,284,086
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 1.570% 10/15/2031(d)(e)	677,056	628,810
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 1.570% 10/15/2031(d)(e)	8,340,000	7,142,440
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	5,942,220	6,094,298
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	8,502,748	8,769,790
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	15,226,000	15,781,342
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(e)	32,975,309	34,126,691
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(e)	44,816,836	45,713,441
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(e)	21,003,000	21,220,679
GS Mortgage Securities Trust 2012-GCJ7 A4 — 3.377% 5/10/2045(b)	1,927,027	1,948,382
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(e)	22,137,000	22,002,075
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(e)	47,033,283	47,805,476
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	7,370,189	7,705,245
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A4 — 2.858% 11/15/2045	4,068,878	4,190,421
Morgan Stanley Capital I Trust 2011-C3 A4 — 4.118% 7/15/2049	4,267,870	4,342,153
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	12,529,344	12,811,052
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4 — 2.792% 12/10/2045	20,486,000	20,696,135
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(e)	5,604,681	5,765,403
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(e)	13,266,000	13,475,059
Wells Fargo Commercial Mortgage Trust 2019-C51 A1 — 2.276% 6/15/2052	9,960,797	10,175,800
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	34,087,330	35,189,690
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	11,229,629	11,508,463
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	63,956,000	64,988,378
WFRBS Commercial Mortgage Trust 2013-C11 A4 — 3.037% 3/15/2045	12,250,000	12,635,657
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	6,240,000	6,488,803

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	$30,588,000	$30,696,132

		$477,458,237

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $817,411,287)		$774,995,925

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.9%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$1,857,666	$1,898,618
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	1,802,995	1,848,228
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	687,630	706,903
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	2,139,139	2,202,317
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	1,487,842	1,551,457
Federal Home Loan Mortgage Corp. 4297 CA — 3.000% 12/15/2030	2,488,829	2,552,710
Federal Home Loan Mortgage Corp. 4664 TA — 3.000% 9/15/2037	2,925,822	2,943,757
Federal Home Loan Mortgage Corp. 4504 DN — 3.000% 10/15/2040	7,809,196	7,957,337
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	12,188,795	12,750,903
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	749,965	796,772
Federal Home Loan Mortgage Corp. 4395 NT — 4.500% 7/15/2026	5,681,772	6,022,669
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	455,400	463,792
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	1,069,618	1,094,391
Federal National Mortgage Association 4387 VA — 3.000% 2/15/2026	413,460	428,760
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	6,665,943	6,841,734
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	1,462,116	1,530,875
Federal National Mortgage Association 2017-16 JA — 3.000% 2/25/2043	13,343,708	13,513,129
Federal National Mortgage Association 2018-16 HA — 3.000% 7/25/2043	16,296,672	16,777,334
Federal National Mortgage Association 2011-98 VE — 3.500% 6/25/2026	12,918,840	13,010,487
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	9,722,308	10,145,661
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	3,090,416	3,280,315
Federal National Mortgage Association 2017-45 KD — 3.500% 2/25/2044	9,390,806	9,608,735
Federal National Mortgage Association 2017-52 KC — 3.500% 4/25/2044	9,665,183	9,804,095
Federal National Mortgage Association 2017-59 DC — 3.500% 5/25/2044	15,262,485	15,633,623
Federal National Mortgage Association 2012-40 GC — 4.500% 12/25/2040	522,565	528,482
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	1,286,601	1,423,201

		$145,316,285

AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.755% — 3.836% 3/1/2036(d)	$387,412	$405,713

AGENCY POOL FIXED RATE — 0.2%
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	$1,072,944	$1,139,644
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	404,800	422,882
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	1,537,191	1,621,947
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	228,421	234,100
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	32,593	33,404
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	269,364	277,682
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	1,223,416	1,275,464
Federal Home Loan Mortgage Corp. J01270 — 5.500% 2/1/2021	4,164	4,205

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	$682,054	$706,852
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	181,997	189,061
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	60,885	62,922
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	7,436,731	7,863,717
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	768,723	794,182
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	53,744	55,339
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	48,102	50,531
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	262,717	271,330
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	209,165	216,322
Federal National Mortgage Association AD0951 — 6.000% 12/1/2021	80,194	81,492
Federal National Mortgage Association AL0294 — 6.000% 10/1/2022	18,263	18,837
Federal National Mortgage Association 890225 — 6.000% 5/1/2023	170,107	176,287
Government National Mortgage Association 782281 — 6.000% 3/15/2023	336,086	349,319

		$15,845,519

AGENCY STRIPPED — 1.1%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(g)	$141,995	$129,585
Federal Home Loan Mortgage Corp. 3763 NI — 3.500% 5/15/2025	588,618	14,634
Federal Home Loan Mortgage Corp. 3917 AI — 4.500% 7/15/2026	5,204,777	246,821
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	136,726	30,206
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	2,630	56
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	378,323	60,495
Resolution Funding Corp. — 0.000% 10/15/2020(g)	89,328,000	89,261,477

		$89,743,274

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.3%
BRAVO Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(e)	$27,465,018	$28,414,289
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(d)(e)	18,465,462	18,897,559
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(d)(e)	45,819,972	48,480,880
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(d)(e)	5,568,010	5,801,053
Finance of America HECM Buyout 2020-HB1 M1, VRN — 2.105% 2/25/2030(d)(e)	10,431,000	10,494,817
Finance of America HECM Buyout 2019-AB1 A — 2.656% 12/27/2049(e)	20,585,311	20,516,632
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.500% 5/25/2058(d)(e)	32,271,831	33,545,819
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(b)(d)(e)	7,922,000	7,876,924
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(b)(d)(e)	10,270,000	10,294,046
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(b)(d)(e)	8,381,000	8,440,673
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(d)(e)	2,787,233	2,842,026
Towd Point Mortgage Trust 2016-3 A1 — 2.250% 4/25/2056(d)(e)	9,455,964	9,525,786
Towd Point Mortgage Trust 2015-1 AES — 3.000% 10/25/2053(d)(e)	2,786,549	2,793,895
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(d)(e)	24,979,602	25,731,775
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(d)(e)	60,505,285	63,488,842
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(d)(e)	42,143,071	43,751,086
Towd Point Mortgage Trust 2015-2 1A1 — 3.250% 11/25/2060(d)(e)	10,980,371	11,158,146
Towd Point Mortgage Trust 2015-4 A1 — 3.500% 4/25/2055(d)(e)	10,600,352	10,751,929
Towd Point Mortgage Trust 2015-2 2A1 — 3.750% 11/25/2057(d)(e)	5,435,579	5,491,189

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.750% 3/25/2058(d)(e)	$42,262,482	$44,390,208
		$412,687,574

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $649,366,565)		$663,998,365

ASSET-BACKED SECURITIES — 62.1%
AUTO — 24.0%
Ally Auto Receivables Trust 2019-3 A3 — 1.930% 5/15/2024	$70,270,000	$71,709,045
Ally Auto Receivables Trust 2017-3 A4 — 2.010% 3/15/2022	2,000,000	2,011,310
Ally Auto Receivables Trust 2017-1 B — 2.350% 3/15/2022	3,758,000	3,760,330
Ally Auto Receivables Trust 2017-1 C — 2.480% 5/16/2022	7,059,000	7,063,372
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.040% 7/18/2022	3,580,014	3,585,149
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.710% 8/18/2022	7,547,000	7,630,517
BMW Vehicle Lease Trust 2018-1 A3 — 3.260% 7/20/2021	4,450,206	4,479,099
BMW Vehicle Owner Trust 2019-A A3 — 1.920% 1/25/2024	32,758,000	33,529,775
CarMax Auto Owner Trust 2020-2 A1 — 1.252% 5/17/2021	15,962,624	15,988,692
CarMax Auto Owner Trust 2017-4 A3 — 2.110% 10/17/2022	4,536,311	4,566,762
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	48,284,000	49,646,043
CarMax Auto Owner Trust 2018-1 A3 — 2.480% 11/15/2022	12,963,655	13,113,291
CarMax Auto Owner Trust 2018-2 A3 — 2.980% 1/17/2023	19,522,531	19,844,381
CarMax Auto Owner Trust 2018-2 A4 — 3.160% 7/17/2023	6,059,000	6,290,874
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	24,353,000	25,804,943
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	13,090,000	13,415,471
CarMax Auto Owner Trust 2018-4 A4 — 3.480% 2/15/2024	22,031,000	23,319,474
Credit Acceptance Auto Loan Trust 2017-3A A — 2.650% 6/15/2026(e)	4,473,875	4,478,398
Credit Acceptance Auto Loan Trust 2017-3A B — 3.210% 8/17/2026(e)	36,562,000	36,547,313
Drive Auto Receivables Trust 2020-2 A3 — 0.830% 5/15/2024	8,250,000	8,268,358
DT Auto Owner Trust 2020-2A A — 1.140% 1/16/2024(e)	10,403,000	10,405,146
DT Auto Owner Trust 2020-2A B — 2.080% 3/16/2026(e)	3,939,000	3,939,849
Exeter Automobile Receivables Trust 2020-2A A — 1.130% 8/15/2023(e)	12,880,000	12,880,813
Exeter Automobile Receivables Trust 2020-2A B — 2.080% 7/15/2024(e)	10,545,000	10,546,836
First Investors Auto Owner Trust 2017-1A B — 2.670% 4/17/2023(e)	2,008,820	2,009,142
First Investors Auto Owner Trust 2017-1A C — 2.950% 4/17/2023(e)	8,149,000	8,192,747
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	16,674,000	16,920,033
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	32,914,000	32,908,543
Ford Credit Auto Owner Trust 2020-B A2 — 0.500% 2/15/2023	36,400,000	36,392,720
Ford Credit Auto Owner Trust 2020-A A2 — 1.030% 10/15/2022	3,881,000	3,898,297
Ford Credit Auto Owner Trust 2019-C A3 — 1.870% 3/15/2024	30,639,000	31,424,777
GM Financial Automobile Leasing Trust 2020-2 A2A — 0.710% 10/20/2022	5,750,000	5,753,549
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	13,417,000	13,227,539
GM Financial Automobile Leasing Trust 2019-3 A4 — 2.030% 7/20/2023	5,929,000	5,931,651
GM Financial Automobile Leasing Trust 2019-3 B — 2.160% 7/20/2023	21,492,000	21,719,779
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.680% 12/20/2021	13,112,507	13,119,476
GM Financial Automobile Leasing Trust 2019-2 B — 2.890% 3/20/2023	12,206,000	12,438,222
GM Financial Automobile Leasing Trust 2019-1 B — 3.370% 12/20/2022	43,632,000	44,469,272
GM Financial Consumer Automobile Receivables Trust 2020-2 A1 — 1.259% 4/16/2021	6,969,432	6,975,540
Honda Auto Receivables Owner Trust 2020-2 A2 — 0.740% 11/15/2022	10,197,000	10,222,483

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	$51,001,000	$52,210,076
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	33,626,000	34,020,779
Honda Auto Receivables Owner Trust 2019-4 A3 — 1.830% 1/18/2024	32,441,000	33,275,548
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	21,573,000	22,599,679
Honda Auto Receivables Owner Trust 2018-1 A4 — 2.780% 5/15/2024	37,617,000	38,558,505
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	14,962,000	15,678,180
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(e)	8,740,000	8,892,883
Hyundai Auto Lease Securitization Trust 2019-B A4 — 2.030% 6/15/2023(e)	10,870,000	10,809,729
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(e)	7,377,000	7,274,294
Hyundai Auto Lease Securitization Trust 2019-B B — 2.130% 11/15/2023(e)	41,387,000	41,161,615
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.890% 3/15/2022(e)	23,622,000	23,653,493
Hyundai Auto Lease Securitization Trust 2019-A A2 — 2.920% 7/15/2021(e)	5,680,233	5,705,182
Hyundai Auto Lease Securitization Trust 2019-A B — 3.250% 10/16/2023(e)	12,636,000	12,777,494
Hyundai Auto Receivables Trust 2020-A A1 — 1.198% 5/17/2021	7,791,153	7,803,173
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	22,000,000	23,024,283
Hyundai Auto Receivables Trust 2018-A A4 — 2.940% 6/17/2024	27,125,000	27,935,511
Mercedes-Benz Auto Lease Trust 2020-A A3 — 1.840% 12/15/2022	915,000	929,140
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	21,440,000	21,766,147
Mercedes-Benz Auto Lease Trust 2019-B A4 — 2.050% 8/15/2025	20,719,000	21,224,378
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.510% 10/16/2023	4,119,099	4,119,099
Mercedes-Benz Auto Receivables Trust 2019-1 A3 — 1.940% 3/15/2024	48,937,000	50,008,011
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.150% 10/15/2024	32,591,000	33,880,632
Nissan Auto Lease Trust 2020-A A3 — 1.840% 1/17/2023	386,000	388,320
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	25,925,000	26,475,204
Nissan Auto Lease Trust 2019-B A4 — 2.290% 4/15/2025	21,027,000	21,415,907
Nissan Auto Lease Trust 2019-A A2 — 2.710% 7/15/2021	2,034,659	2,042,140
Nissan Auto Receivables Owner Trust 2020-A A1 — 0.978% 4/15/2021	10,002,281	10,010,354
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	35,456,000	36,430,366
Nissan Auto Receivables Owner Trust 2019-B A3 — 2.500% 11/15/2023	710,000	730,653
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.650% 5/16/2022	15,833,776	15,970,209
Nissan Auto Receivables Owner Trust 2019-A A3 — 2.900% 10/16/2023	5,864,000	6,039,888
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	27,408,000	28,117,064
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(e)	17,546,000	17,797,338
Prestige Auto Receivables Trust 2017-1A C — 2.810% 1/17/2023(e)	30,628,000	30,497,365
Santander Consumer Auto Receivables Trust 2020-AA A — 1.370% 10/15/2024(e)	7,688,244	7,691,180
Santander Drive Auto Receivables Trust 2020-1 A1 — 1.650% 4/15/2021	19,618,894	19,638,482
Toyota Auto Receivables Owner Trust 2020-B A1 — 1.141% 5/17/2021	12,407,620	12,420,915
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	55,845,000	57,080,749
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	37,055,000	37,835,601
Toyota Auto Receivables Owner Trust 2019-D A3 — 1.920% 1/16/2024	34,225,000	35,091,183
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	16,152,000	16,010,318
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A — 0.930% 12/20/2022	11,760,000	11,804,763
Volkswagen Auto Loan Enhanced Trust 2018-1 A4 — 3.150% 7/22/2024	8,455,000	8,651,761
Westlake Automobile Receivables Trust 2020-2A B — 1.320% 7/15/2025(e)	12,743,000	12,740,451
Westlake Automobile Receivables Trust 2020-1A B — 1.940% 4/15/2025(e)	62,080,000	61,441,017
Westlake Automobile Receivables Trust 2018-1A C — 2.920% 5/15/2023(e)	5,011,850	5,026,909
World Omni Auto Receivables Trust 2020-B A2A — 0.550% 7/17/2023	23,500,000	23,511,524
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	40,212,000	41,243,044
World Omni Auto Receivables Trust 2018-A A3 — 2.500% 4/17/2023	21,731,128	21,997,147

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
World Omni Auto Receivables Trust 2018-A B — 2.890% 4/15/2025	$4,865,000	$4,917,613
World Omni Auto Receivables Trust 2018-B A4 — 3.030% 6/17/2024	1,982,000	2,059,965
World Omni Auto Receivables Trust 2019-A A3 — 3.040% 5/15/2024	30,746,000	31,684,626
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	10,560,000	10,657,776
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	41,597,000	42,216,637
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	21,951,000	22,015,446
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	12,293,000	12,093,138
World Omni Automobile Lease Securitization Trust 2018-B B — 3.430% 3/15/2024	11,060,000	11,167,810
		$1,860,649,705

COLLATERALIZED LOAN OBLIGATION — 10.3%
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(e)	$8,136,000	$8,138,270
B&M CLO Ltd. 2014-1A A2R, 3M USD LIBOR + 1.600% — 2.776% 4/16/2026(d)(e)	12,409,000	12,263,790
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.285% 10/17/2026(d)(e)	4,618,252	4,607,981
California Street CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(e)	15,800,000	15,809,117
Cerberus Corporate Credit Solutions Fund, 3M USD LIBOR + 1.530% — 2.749% 10/15/2030(d)(e)	13,879,000	13,330,433
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 2.969% 4/15/2027(d)(e)	25,029,010	24,882,165
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.450% — 2.669% 10/15/2027(d)(e)	30,223,093	29,999,986
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(e)	1,837,580	1,841,033
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(e)	22,693,000	22,664,670
Fortress Credit Opportunities — 2.518% 7/15/2028(b)(d)(e)	62,423,000	62,423,000
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550% — 1.942% 11/15/2029(d)(e)	63,296,000	61,745,058
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, 3M USD LIBOR + 7.250% — 7.642% 11/15/2029(d)(e)	12,772,000	10,771,943
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 7.803% 12/15/2028(d)	20,977,000	18,325,675
Golub Capital Partners CLO Ltd. 2020-49A A1 — 2.778% 7/20/2032(d)(e)	28,251,000	28,251,000
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.900% — 2.035% 10/18/2027(d)(e)	31,269,096	30,853,936
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, 3M USD LIBOR + 0.920% — 2.055% 4/20/2027(d)(e)	24,855,204	24,630,463
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 2.198% 10/22/2025(d)(e)	4,061,236	4,040,840
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(e)	21,762,000	21,975,587
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(e)	47,606,000	48,115,470
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, 3M USD LIBOR + 1.530% — 2.665% 10/20/2029(d)(e)	7,430,000	7,117,383
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.250% — 2.385% 7/18/2030(d)(e)	26,085,000	24,803,313
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 2.369% 10/15/2029(b)(d)(e)	24,398,000	23,787,074
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.100% — 1.906% 6/22/2030(d)(e)	26,058,270	25,788,827

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 1.562% 5/15/2026(d)(e)	$9,149,497	$9,092,120
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 2.355% 10/20/2030(d)(e)	2,685,000	2,593,952
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 2.355% 10/20/2030(d)(e)	3,435,000	3,318,519
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 2.085% 4/17/2028(d)(e)	31,679,847	31,176,993
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 2.435% 7/17/2026(d)(e)	12,146,036	12,068,265
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 3.135% 7/17/2026(d)(e)	20,894,000	20,496,993
THL Credit Wind River CLO Ltd. 2016-1A AR, 3M USD LIBOR + 1.050% — 2.269% 7/15/2028(d)(e)	27,873,000	27,509,090
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.500% — 2.635% 7/20/2030(d)(e)	26,276,000	25,338,682
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230% — 2.365% 4/20/2029(d)(e)	35,216,000	34,525,626
Vericrest Opportunity Loan Transferee LLC 2014-NPL4 A1 — 3.967% 4/25/2050(b)(e)	11,619,000	11,619,000
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910% — 2.045% 4/20/2028(d)(e)	26,029,000	25,616,623
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(e)	3,072,842	3,073,502
Zais CLO 14 Ltd. 2020-14A A1A, 3M USD LIBOR + 1.400%, FRN — 2.761% 4/15/2032(d)(e)	52,951,000	51,968,865
Zais CLO 2 Ltd. 2014-2A A1BR — 2.920% 7/25/2026(e)	969,164	969,541
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 2.509% 4/15/2030(d)(e)	15,554,248	15,131,826
		$800,666,611

CREDIT CARD — 6.0%
American Express Credit Account Master Trust 2017-6 B — 2.200% 5/15/2023	$39,998,000	$40,093,947
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	16,863,000	17,538,277
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	79,915,000	83,235,285
American Express Credit Account Master Trust 2018-8 A — 3.180% 4/15/2024	35,343,000	36,550,720
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	57,546,000	58,775,654
Cabela's Credit Card Master Note Trust 2015-2 A1 — 2.250% 7/17/2023	9,884,000	9,860,868
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	2,495,000	2,562,911
Capital One Multi-Asset Execution Trust 2017-A4 A4 — 1.990% 7/17/2023	29,840,000	29,948,976
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	8,877,000	9,237,086
Golden Credit Card Trust 2018-1A A — 2.620% 1/15/2023(e)	32,022,000	32,406,933
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	64,171,000	65,962,192
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	19,862,000	20,568,507
Synchrony Card Issuance Trust 2018-A1 A1 — 3.380% 9/15/2024	57,741,000	59,452,489
		$466,193,845
EQUIPMENT — 17.5%
ARI Fleet Lease Trust 2019-A A2A — 2.410% 11/15/2027(e)	$20,227,737	$20,382,870
ARI Fleet Lease Trust 2018-A A3 — 2.840% 10/15/2026(e)	13,974,000	14,131,325
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(e)	3,824,000	3,955,712
Ascentium Equipment Receivables 2019-2A A3 — 2.190% 11/10/2026(e)	50,532,000	51,516,692
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.310% 12/10/2021(e)	6,619,079	6,650,147
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.500% 7/20/2021(e)	8,109,500	8,109,397
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.630% 12/20/2021(e)	22,666,000	22,674,774
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(e)	8,580,000	8,578,785

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(e)	$13,010,000	$13,044,177
CCG Receivables Trust 2018-1 A2 — 2.500% 6/16/2025(e)	3,120,867	3,132,574
Chesapeake Funding II LLC 2019-2A A1 — 1.950% 9/15/2031(e)	40,386,600	41,020,593
Chesapeake Funding II LLC 2017-4A A1 — 2.120% 11/15/2029(e)	9,146,890	9,201,371
Chesapeake Funding II LLC 2018-2A A1 — 3.230% 8/15/2030(e)	1,541,318	1,569,935
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(e)	12,441,220	11,716,597
Daimler Trucks Retail Trust 2019-1 A4 — 2.790% 5/15/2025(e)	23,397,000	23,536,605
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(e)	17,299,000	17,526,785
Dell Equipment Finance Trust 2019-2 A2 — 1.950% 12/22/2021(e)	1,758,000	1,766,625
Dell Equipment Finance Trust 2020-1 A1 — 1.983% 5/21/2021(e)	24,362,803	24,423,564
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(e)	21,992,000	22,040,046
Dell Equipment Finance Trust 2020-1 A2 — 2.260% 6/22/2022(e)	3,000,000	3,051,683
Dell Equipment Finance Trust 2019-1 A2 — 2.780% 8/23/2021(e)	1,148,455	1,155,949
Dell Equipment Finance Trust 2019-1 B — 2.940% 3/22/2024(e)	27,810,000	27,876,947
Dell Equipment Finance Trust 2018-1 A3 — 3.180% 6/22/2023(e)	2,856,177	2,880,608
Dell Equipment Finance Trust 2018-2 A3 — 3.370% 10/22/2023(e)	2,076,000	2,105,167
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(e)	30,284,000	30,621,221
Enterprise Fleet Financing LLC 2017-3 A2 — 2.130% 5/22/2023(e)	6,410,051	6,421,818
Enterprise Fleet Financing LLC 2017-2 A3 — 2.220% 1/20/2023(e)	22,547,946	22,596,801
Enterprise Fleet Financing LLC 2019-2 A2 — 2.290% 2/20/2025(e)	43,679,200	43,824,145
Enterprise Fleet Financing LLC 2017-1 A3 — 2.600% 7/20/2022(e)	6,505,539	6,511,634
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(e)	10,720,000	10,904,607
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A2 — 1.760% 6/15/2022(e)	1,530,000	1,542,901
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(e)	19,348,000	19,159,341
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.360% 1/20/2023(e)	3,312,266	3,323,221
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.830% 6/17/2024(e)	8,631,000	8,681,344
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.890% 1/22/2024(e)	2,609,000	2,615,576
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.990% 6/17/2024(e)	920,000	918,720
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.230% 5/10/2032(e)	10,130,364	10,113,644
HPEFS Equipment Trust 2020-2A A2 — 0.650% 7/22/2030(e)	61,830,000	61,820,107
HPEFS Equipment Trust 2020-2A B — 1.200% 7/22/2030(e)	11,900,000	11,897,620
HPEFS Equipment Trust 2020-1A A1 — 1.683% 3/9/2021(e)	1,650,879	1,654,863
HPEFS Equipment Trust 2020-1A B — 1.890% 2/20/2030(e)	13,617,000	13,503,184
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(e)	6,292,000	6,238,778
John Deere Owner Trust 2019-B A3 — 2.210% 12/15/2023	15,542,000	15,641,648
John Deere Owner Trust 2018-A A4 — 2.910% 1/15/2025	24,496,000	24,862,519
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	13,310,000	13,649,341
John Deere Owner Trust 2018-B A4 — 3.230% 6/16/2025	26,991,000	27,580,567
Kubota Credit Owner Trust 2020-1A A1 — 1.500% 5/17/2021(e)	6,006,154	6,007,627
Kubota Credit Owner Trust 2018-1A A3 — 3.100% 8/15/2022(e)	34,820,908	35,368,585
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(e)	6,709,000	6,918,811
MMAF Equipment Finance LLC 2017-B A4 — 2.410% 11/15/2024(e)	16,545,000	16,991,298
MMAF Equipment Finance LLC 2020-A A2 — 0.740% 4/9/2024(e)	7,150,000	7,156,332

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
MMAF Equipment Finance LLC 2017-B A3 — 2.210% 10/17/2022(e)	$9,904,699	$9,958,493
MMAF Equipment Finance LLC 2019 A A3 — 2.840% 11/13/2023(e)	23,174,000	23,886,169
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(e)	29,251,000	27,376,611
NextGear Floorplan Master Owner Trust 2017-2A B — 3.020% 10/17/2022(e)	20,252,000	20,254,785
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(e)	15,798,000	15,919,682
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.220% 2/15/2023(e)	12,191,000	12,149,297
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(e)	21,126,000	21,357,714
Prop Series 2017-1A — 5.300% 3/15/2042(b)	20,268,971	17,228,625
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	43,497,000	44,765,912
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	18,870,000	19,488,364
Verizon Owner Trust 2017-2A A — 1.920% 12/20/2021(e)	3,500,011	3,502,193
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	79,492,000	81,508,648
Verizon Owner Trust 2017-3A A1A — 2.060% 4/20/2022(e)	5,813,538	5,833,606
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	42,152,000	42,939,572
Verizon Owner Trust 2017-2A B — 2.220% 12/20/2021(e)	24,147,000	24,216,848
Verizon Owner Trust 2017-3A B — 2.380% 4/20/2022(e)	19,491,000	19,665,669
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	42,076,000	42,999,821
Verizon Owner Trust 2017-1A B — 2.450% 9/20/2021(e)	15,345,982	15,345,982
Verizon Owner Trust 2018-1A B — 3.050% 9/20/2022(e)	24,278,000	24,851,398
Verizon Owner Trust 2018-A A1A — 3.230% 4/20/2023	5,183,000	5,298,057
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	26,414,000	27,036,163
Volvo Financial Equipment LLC Series 2019-2A A3 — 2.040% 11/15/2023(e)	1,710,000	1,743,091
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.210% 11/15/2021(e)	5,263,298	5,267,951
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.540% 2/15/2022(e)	21,011,592	21,134,822
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.130% 11/15/2023(e)	17,060,000	17,812,547
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(e)	32,817,000	33,606,820
Wheels SPV 2 LLC 2018-1A A3 — 3.240% 4/20/2027(e)	12,759,000	13,008,629

		$1,356,732,650

OTHER — 4.3%
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3 AT3 — 2.512% 9/15/2052(e)	$31,799,000	$31,640,005
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(e)	20,673,900	20,678,332
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(e)	25,249,460	25,257,770
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(e)	9,462,075	9,456,257
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(e)	10,872,759	10,872,699
Palmer Square Loan Funding Ltd. 2018-4A A1, 3M USD LIBOR + 0.900%, FRN — 1.292% 11/15/2026(d)(e)	3,163,988	3,142,147
PFS Financing Corp. 2020-B A — 1.210% 6/17/2024(e)	16,314,000	16,343,365
PFS Financing Corp. 2020-B B — 1.710% 6/17/2024(e)	5,831,000	5,829,834
PFS Financing Corp. 2017-BA A2 — 2.220% 7/15/2022(e)	22,138,000	22,150,583
PFS Financing Corp. 2017-D A — 2.400% 10/17/2022(e)	16,852,000	16,929,086
PFS Financing Corp. 2017-BA B — 2.570% 7/15/2022(e)	7,305,000	7,299,838
PFS Financing Corp. 2017-D B — 2.740% 10/17/2022(e)	7,798,000	7,821,385
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(e)	20,397,000	21,001,969
PFS Financing Corp. 2018-B A — 2.890% 2/15/2023(e)	28,944,000	29,293,942
PFS Financing Corp. 2018-B B — 3.080% 2/15/2023(e)	7,809,000	7,898,522
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(e)	4,897,000	5,021,154
PFS Financing Corp. 2018-D A — 3.190% 4/17/2023(e)	35,246,000	35,832,138

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
PFS Financing Corp. 2018-D B — 3.450% 4/17/2023(e)	$17,375,000	$17,722,830
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(e)	34,679,000	35,772,675
PFS Financing Corp. 2018-F B — 3.770% 10/15/2023(e)	5,641,000	5,808,462

		$335,772,993

TOTAL ASSET-BACKED SECURITIES (Cost $4,786,283,505)		$4,820,015,804

CORPORATE BONDS & NOTES — 1.3%
BASIC MATERIALS — 0.7%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.000% 12/31/2022	$67,602,030	$57,461,725

CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,523	$2,614

CONSUMER, NON-CYCLICAL — 0.6%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 11.500% 6/30/2024(e)	$46,387,432	$44,299,998

TECHNOLOGY — 0.0%
Oracle Corp. — 3.875% 7/15/2020	$842,000	$843,085

TOTAL CORPORATE BONDS & NOTES (Cost $113,412,042)		$102,607,422

CORPORATE BANK DEBT — 3.3%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.500% — 4.500% 9/27/2024(a)(d)	$8,155,000	$7,604,537
Boart Longyear Management Pty Ltd. TL, 10.000% Cash or 11.000% PIK — 11.000% 10/23/2020(a)	5,167,541	4,956,653
Franchise Group New Holding LLC, 8.000% 9/30/2020(a)(b)(f)	44,635,462	44,635,462
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.799% 2/27/2024(a)(d)	26,697,000	22,723,858
General Nutrition Centers, Inc., 1M USD LIBOR + 9.000% — 10.000% 12/23/2020(a)(d)	40,877,000	38,833,150
Hanjin International Corp., 1M USD LIBOR + 2.500% — 2.678% 10/18/2020(a)(d)	8,130,000	7,317,000
JC Penney Corp., Inc., 1M USD LIBOR + 11.750% — 13.000% 11/15/2020(a)(d)	5,204,024	2,784,153
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(a)(d)	29,820,589	11,480,927
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(a)(d)	13,983,964	11,606,690
MB2LTL, 3M USD LIBOR + 9.250% — 10.250% 11/30/2023(a)(b)(d)	6,816,000	6,677,908
McDermott Technology Americas, Inc., 3M USD LIBOR + 0.000% — 10.627% 10/23/2020(a)(d)	16,770,000	(167,700)
MEC Filo TL 1, 9.500% — 11.500% 2/12/2021(a)(b)(f)	19,768,000	16,802,800
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024(a)(b)(f)	12,172,824	10,859,145
OTGTL, 3M USD LIBOR + 9.000% — 10.000% 8/23/2021(a)(b)(d)	25,509,068	23,835,162
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023(a)(d)	24,551,927	20,255,340
Tech Data Corp., 1M USD LIBOR + 3.500% — 3.67825% 6/30/2025(a)	8,611,000	8,524,890
ZW1L, 3M USD LIBOR + 5.000% — 6.000% 11/16/2022(a)(b)(d)	14,545,950	14,300,560
ZW2L, 3M USD LIBOR + 9.000% — 10.100% 11/16/2023(a)(b)(d)	3,362,964	3,272,601

TOTAL CORPORATE BANK DEBT (Cost $287,629,376)		$256,303,136

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
U.S. TREASURIES — 15.3%
U.S. Treasury Bills — 0.101% 7/7/2020(g)	$227,447,000	$227,441,882
U.S. Treasury Bills — 0.112% 8/11/2020(g)	12,188,000	12,186,118
U.S. Treasury Bills — 0.117% 7/14/2020(g)	225,067,000	225,055,117
U.S. Treasury Bills — 0.119% 7/21/2020(g)	183,274,000	183,259,100
U.S. Treasury Bills — 0.142% 7/28/2020(g)	258,480,000	258,454,333
U.S. Treasury Bills — 0.147% 8/4/2020(g)	282,462,000	282,422,710

TOTAL U.S. TREASURIES (Cost $1,188,826,000)		$1,188,819,260

TOTAL BONDS & DEBENTURES — 100.5% (Cost $7,842,928,775)		$7,806,739,912

TOTAL INVESTMENT SECURITIES — 100.8% (Cost $7,874,693,726)		$7,831,704,888

SHORT-TERM INVESTMENTS — 0.7%
State Street Bank Repurchase Agreement — 0.00% 7/1/2020
(Dated 06/30/2020, repurchase price of $53,599,000, collateralized by $50,550,100 principal amount U.S. Treasury Notes — 2.63% 2023, fair value $54,671,072)	$53,599,000	$53,599,000

TOTAL SHORT-TERM INVESTMENTS (Cost $53,599,000)		$53,599,000

TOTAL INVESTMENTS — 101.5% (Cost $7,928,292,726)		$7,885,303,888
Other Assets and Liabilities, net — (1.5)%		(119,575,485)

NET ASSETS — 100.0% — NOTE 2		$7,765,728,403

(a)	Restricted securities. These restricted securities constituted 3.62% of total net assets at June 30, 2020, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(c)	Non-income producing security.
(d)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of June 30, 2020. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 1.25% of total net assets at June 30, 2020.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.

fpa new income, INC.

Portfolio of investments – RESTRICTED SECURITIES

June 30, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.500% — 4.500% 9/27/2024	3/6/2020, 3/12/2020	$7,693,832	$7,604,538	0.10%
Boart Longyear Management Pty Ltd. TL, 10.000% Cash or 11.000% PIK — 11.000% 10/23/2020	9/1/2017, 6/29/2018, 9/29/2018, 12/31/2018, 1/11/2019, 3/29/2019, 6/28/2019, 9/30/2019, 12/31/2019, 3/31/2020	5,148,808	4,956,653	0.06%
Franchise Group New Holding LLC 8.000% 9/30/2020	2/14/2020	44,635,463	44,635,462	0.57%
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.799% 2/27/2024	12/10/2019	22,590,373	22,723,858	0.29%
General Nutrition Centers, Inc., 1M USD LIBOR + 9.000% — 10.000% 12/23/2020	12/21/2018, 12/04/2019, 12/11/2019, 3/12/2020	40,735,847	38,833,150	0.50%
Hanjin International Corp., 1M USD LIBOR + 2.500% — 2.678% 10/18/2020	10/18/2020	8,071,342	7,317,000	0.09%
JC Penney Corp., Inc., 1M USD LIBOR + 11.750% — 13.000% 11/15/2020		2,602,012	2,784,153	0.04%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	10/04/2017, 10/5/2017, 10/6/2017, 10/11/2017, 11/19/2018, 11/27/2018, 1/11/2019, 2/8/2019, 3/11/2019, 5/29/2019	28,231,603	11,480,927	0.15%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	8/11/2017, 1/11/2019, 6/18/2019, 6/19/2019	13,912,671	11,606,690	0.15%
MB2LTL, 3M USD LIBOR + 9.250% — 10.250% 11/30/2023	12/2/2016, 1/31/2017	6,756,913	6,677,908	0.09%
McDermott Technology Americas, Inc., 3M USD LIBOR + 0.000% — 10.627% 10/23/2020	2/28/2020	(468,778)	(167,700)	(0.00)%
MEC Filo TL 1, 9.500% — 11.500% 2/12/2021	11/7/2019	19,668,664	16,802,800	0.22%
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024	11/25/2019, 12/12/2019, 12/13/2019, 12/18/2019, 3/27/2020, 3/31/2020	12,062,880	10,859,145	0.14%
OTGTL, 3M USD LIBOR + 9.000% — 10.000% 8/23/2021	8/26/2016, 2/28/2017, 5/26/2017, 6/14/2017, 8/30/2017, 11/30/2017, 1/26/2018, 3/8/2018, 5/09/2018, 5/15/2018, 6/13/2018, 7/13/2018, 8/17/2018, 10/10/2018	25,356,941	23,835,162	0.31%
PHI GROUP, Inc.	8/19/2019	9,504,696	7,825,532	0.10%
PHI GROUP, Inc., Restricted	8/19/2019	21,626,709	16,916,198	0.22%
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	24,339,380	20,255,340	0.26%
Tech Data Corp., 1M USD LIBOR + 3.500% — 3.67825% 6/30/2025	6/26/2020	8,481,835	8,524,890	0.11%

fpa new income, INC.

Portfolio of investments – RESTRICTED SECURITIES (Continued)

June 30, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ZW1L, 3M USD LIBOR + 5.000% — 6.000% 11/16/2022	11/17/2016, 12/10/2019	14,476,615	14,300,560	0.18%
ZW2L, 3M USD LIBOR + 9.000% — 10.100% 11/16/2023	11/17/2016, 12/10/2019	3,332,975	3,272,601	0.04%

TOTAL RESTRICTED SECURITIES		$318,760,781	$281,044,867	3.62%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of June 30, 2020: (see Portfolio of Investments for industry categories)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$—	—	$24,741,730	$24,741,730
Industrials	223,246	—	—	223,246
Commercial Mortgage-Backed Securities
Agency	—	$111,073,832	—	111,073,832
Agency Stripped	—	186,463,856	—	186,463,856
Non-Agency	—	475,509,855	1,948,382	477,458,237
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	145,316,285	—	145,316,285
Agency Pool Adjustable Rate	—	405,713	—	405,713
Agency Pool Fixed Rate	—	15,845,519	—	15,845,519
Agency Stripped	—	89,743,274	—	89,743,274
Non-Agency Collateralized Mortgage Obligation	—	386,075,931	26,611,643	412,687,574
Asset-Backed Securities
Auto	—	1,860,649,705	—	1,860,649,705
Collateralized Loan Obligation	—	702,837,537	97,829,074	800,666,611
Credit Card	—	466,193,845	—	466,193,845
Equipment	—	1,339,504,025	17,228,625	1,356,732,650
Other	—	335,772,993	—	335,772,993
Corporate Bonds & Notes	—	102,607,422	—	102,607,422
Corporate Bank Debt	—	135,919,498	120,383,638	256,303,136
U.S. Treasuries	—	1,188,819,260	—	1,188,819,260
Short-Term Investment	—	53,599,000	—	53,599,000

	$223,246	$7,596,337,550	$288,743,092	$7,885,303,888

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2020:

Investments	Beginning Value at September 30, 2019	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at June 30, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2020
Common Stocks	$31,631,350	$(6,889,620)	—	—	—	$24,741,730	$(6,889,620)
Commercial Mortgage-Backed Securities Non-Agency	—	(14,174)	$1,962,556	—	—	1,948,382	(14,174)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	—	(45,064)	7,921,988	—	$18,734,719	26,611,643	(45,076)
Asset-Backed Securities Collateralized Loan Obligation	—	(610,926)	98,440,000	—	—	97,829,074	(610,926)
Asset-Backed Securities Equipment	22,765,958	(2,667,487)	—	$(2,869,846)	—	17,228,625	(2,669,349)
Corporate Bank Debt	76,885,246	(2,786,810)	122,236,151	(75,950,949)	—	120,383,638	(6,387,039)
	$131,282,554	$(13,014,081)	$230,560,695	$(78,820,795)	$18,734,719	$288,743,092	$(16,616,184)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $18,734,719 out of Level 2 into Level 3 during the period ended June 30, 2020. The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2020:

Financial Assets	Fair Value at June 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$24,741,730	Restricted Assets (a)	Quotes/Prices	$6.50

Commercial Mortgage-Backed Securities - Non-Agency	$1,948,382	Third-Party Broker Quote (b)	Quotes/Prices	$101.84

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$26,611,643	Third-Party Broker Quote (b)	Quotes/Prices	$99.43 - $100.71

Asset-Backed Securities - Collateralized Loan Obligation	$97,829,074	Third-Party Broker Quote (b)	Quotes/Prices	$95.576 - $100.00

Asset-Backed Securities - Equipment	$17,228,625	Third-Party Broker Quote (b)	Quotes/Prices	$85.00

Corporate Bank Debt	$48,086,231	Pricing Vendor	Prices	$93.44 - $99.00
	55,494,607	Pricing Model (c)	Amortized Cost	$89.21 - $100.00
	16,802,800	Most Recent Capitlization (Funding) (d)	Cost	$85.00

(a)	The fair value is based on recent trade activity obtained from market makers in the security.

(b)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c)	The Pricing Model technique for Level 3 securities involves amortized cost. If the financial condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of the investment could be lower.

(d)	The significant unobservable inputs used in the fair value measurment are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2020 (excluding short-term investments), was $7,874,703,812 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$78,931,442
Gross unrealized depreciation:	(121,930,366)
Net unrealized depreciation:	$(42,998,924)